Goodwill and Intangible Assets - Summary of Intangible Assets, Net (Detail) - USD ($) $ in Thousands		12 Months Ended
	Aug. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2020
Indefinite-life intangibles, Gross and Net Carrying Amount				$ 35,430
Weighted Average Remaining Amortization Period in Years	3 years 1 month 6 days	7 years 8 months 12 days	8 years 4 months 24 days
Total intangible assets, Gross Carrying Amount		$ 362,216	$ 288,878	361,996
Total finite-life intangibles, Gross Carrying Amount		326,786	252,957	326,566
Total finite-life intangibles, Accumulated Amortization		71,189	41,066	96,550
Total finite-life intangibles, Net Carrying Amount		255,597	211,891	230,016
Total intangible assets, Net Carrying Amount		$ 291,027	247,812	265,446
Trade Names
Indefinite-life intangibles, Gross and Net Carrying Amount			35,430
In Process Research and Development
Indefinite-life intangibles, Gross and Net Carrying Amount			$ 491
Developed Technology Rights
Weighted Average Useful Life		4 years 6 months	3 years 3 months 18 days
Weighted Average Remaining Amortization Period in Years		3 years 4 months 24 days	3 years 3 months 18 days
Total finite-life intangibles, Gross Carrying Amount		$ 44,243	$ 25,153	44,883
Total finite-life intangibles, Accumulated Amortization		17,536	10,578	21,606
Total finite-life intangibles, Net Carrying Amount		$ 26,707	$ 14,575	23,277
Trade Names
Weighted Average Useful Life		15 years	15 years
Weighted Average Remaining Amortization Period in Years		14 years 7 months 6 days	14 years 6 months
Total finite-life intangibles, Gross Carrying Amount		$ 30,253	$ 7,825	30,128
Total finite-life intangibles, Accumulated Amortization		833	261	2,388
Total finite-life intangibles, Net Carrying Amount		$ 29,420	$ 7,564	27,740
Customer Relationships
Weighted Average Useful Life		10 years	10 years
Weighted Average Remaining Amortization Period in Years		7 years 7 months 6 days	8 years 8 months 12 days
Total finite-life intangibles, Gross Carrying Amount		$ 218,459	$ 216,869	218,456
Total finite-life intangibles, Accumulated Amortization		50,916	29,153	67,397
Total finite-life intangibles, Net Carrying Amount		$ 167,543	$ 187,716	151,059
Patents
Weighted Average Useful Life		7 years 10 months 24 days
Weighted Average Remaining Amortization Period in Years		7 years 10 months 24 days
Total finite-life intangibles, Gross Carrying Amount		$ 30,721		29,989
Total finite-life intangibles, Accumulated Amortization		130		3,007
Total finite-life intangibles, Net Carrying Amount		$ 30,591		26,982
Noncompete Agreements
Weighted Average Useful Life		4 years 4 months 24 days	4 years 4 months 24 days
Weighted Average Remaining Amortization Period in Years		2 years 7 months 6 days	3 years 4 months 24 days
Total finite-life intangibles, Gross Carrying Amount		$ 3,110	$ 3,110	3,110
Total finite-life intangibles, Accumulated Amortization		1,774	1,074	2,152
Total finite-life intangibles, Net Carrying Amount		$ 1,336	$ 2,036	$ 958